Capital Stock - Summary of Normal Course Issuer Bids (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	10,752,484	35,069,804
Cash amount	$ 501	$ 1,766
2013 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	40,000,000
Shares purchased		30,271,428
Cash amount		$ 1,525
2014 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	40,000,000
Shares purchased	8,166,514	4,798,376
Cash amount	$ 388	$ 241
2015 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	40,000,000
Shares purchased	2,585,970
Cash amount	$ 113